                         File Nos. 33-62470 and 811-7704
       As filed with the Securities and Exchange Commission on May 9, 2003
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 53                                              [X]

                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 55                                                             [X]


                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of Principal Executive Offices) (zip code)

                                 (415) 627-7000
              (Registrant's Telephone Number, including Area Code)

                                 Randall W. Merk
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                    Copies of communications to:
Richard W. Grant, Esq.              John Loder, Esq.                    Koji Felton, Esq.
Morgan Lewis & Bockius LLP          Ropes & Gray                        Charles Schwab Investment
1701 Market Street                  One International Place             Management, Inc.
Philadelphia, PA 19103              Boston, MA 02110-2624               101 Montgomery Street
                                                                        120KNY-14-109
                                                                        San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box)

     [ ] Immediately upon filing pursuant to paragraph (b)

     [ ] On (date), pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] On (date), pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)


     [X] On July 21, 2003, pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:


     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C

(Cover)

Prospectus
_________, 2003

Schwab
Equity Income Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Charles Schwab (logo)

(Inside front cover)

Schwab
Equity Income Fund

About the fund

2        Strategy
3        Main risks
4        Performance
4        Fund fees and expenses
5        Financial highlights
6        Fund management

Investing in the fund

8        Buying shares
9        Selling/exchanging shares
10       Transaction policies
11       Distributions and taxes

(Page 1)

ABOUT THE FUND

The Schwab Equity Income Fund seeks current income and capital appreciation. The fund will primarily invest in dividend paying common stocks and other equity securities that offer the potential for current income. The fund's portfolio managers identify securities that pay dividends and to that universe they will apply the Schwab Equity Ratings(TM). Using optimization techniques they then construct a diversified portfolio that is designed to have risk lower than that of the S&P 500 Index, but with a higher yield. Schwab Equity Ratings objectively rate a large universe of stocks according to each stock's expected performance versus the market. Schwab rates stocks based on multiple financial and investment metrics that Schwab has found to be historically indicative of stock performance.

The fund is designed for long-term investors. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

(Page 2)

[Goal] The fund seeks current income and capital appreciation.

SCHWAB
EQUITY INCOME FUND

TICKER SYMBOLS Investor Shares: [ ] Select Shares(R): [ ]

STRATEGY

Under normal circumstances, the fund invests at least 80% of its net assets in equity securities that offer potential for current income. The fund primarily invests in dividend paying common stocks. The fund may also invest in other income producing equity securities, including preferred stocks and convertible securities. Convertible securities can be converted into or exchanged for common stock or other securities. Convertible securities and preferred stock provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock.

The fund's initial selection universe typically consists of the 1,500 largest U.S. publicly traded companies in terms of market capitalization. These companies tend to be mid-to large-cap companies. From this list of companies, the manager identifies securities that pay dividends or offer potential for current income. To that universe, the manager then applies the Schwab Equity Ratings(TM). Using optimization techniques, the manager then constructs a diversified portfolio that seeks to provide a yield that exceeds the yield of the S&P 500 Index while seeking to maintain a risk profile lower than that of the S&P 500 Index.

Schwab Equity Ratings objectively evaluate common stocks on the basis of a wide variety of investment metrics in four broad categories: fundamentals, valuation, momentum and risk. Schwab has found these investment criteria to be historically correlated with stock price performance. Schwab Equity Ratings are designed to identify stocks that will outperform, or underperform, the market as a whole over the next 12 months.

[Sidebar]

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, lowering fund performance and increasing the likelihood of capital gain distributions.

(Page 3)

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY OF THE RISKS OF THIS FUND ARE ASSOCIATED WITH THE LARGE- AND MID-CAP SEGMENTS OF THE U.S. STOCK MARKET AND DIVIDEND PAYING STOCKS IN PARTICULAR. Whenever large- and mid-cap U.S. stocks fall behind other types of investments--bonds or small-cap stocks, for instance--the fund's performance also will lag these investments. In addition, because the values of mid-cap stocks may fluctuate more widely than those of large-cap stocks, the fund could be more volatile if it were to increase its holdings of mid-cap stocks. The fund's income objective may limit its ability to appreciate during a broad market advance because income paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends; the outcome may be positive or negative, short term or long term. At times, the fund's performance may be better or worse than other funds with a broader investment style or that focus on other segments of the stock market. Other factors may not affect the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries.

THE FUND'S INVESTMENT STRATEGIES ARE BASED LARGELY ON HISTORICAL INFORMATION. If investment techniques are flawed or market dynamics change in a way that reduces the effectiveness of the research methodology, these strategies may negatively impact fund performance. The manager's portfolio optimization strategy may not successfully limit the volatility of the fund's investments. As a result, the fund may underperform funds with similar objectives.

THE FUND MAY INVEST IN CONVERTIBLE SECURITIES. Convertible securities generally are debt obligations that pay income, but which may convert into common or preferred stock under certain circumstances. These investments, which are often issued by smaller or less established companies, are subject to stock risks, so the value of convertible securities may fluctuate like a common stock, but they also are subject to fixed income risks. For example, an issuer may fail to pay interest or dividends, and prices of convertible securities generally will fall when interest rates rise.

[Sidebar]
OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, the fund uses other strategies that also may involve risks. For example, futures contracts, which the fund may use to gain exposure to the stock market for its cash balances, could hurt the fund's performance if they don't perform as expected.

As with all actively managed funds, there is no guarantee that the investment techniques and risk analyses used by the portfolio managers will achieve the desired results. In addition, stocks may not pay dividends or increase in price as anticipated by the portfolio manager if the market fails to recognize the true worth of an undervalued company or the manager misjudges the worth.

[Friendly voice callout]
This fund may be an appropriate part of your overall investment strategy if you are a long-term investor looking for current dividend income and capital appreciation.

(Page 4)

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

Fee Table(%)

                                                          Investor Shares    Select Shares(R)
                                                                None               None
SHAREHOLDER FEES (% of transaction amount)

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                                 X.XX                X.XX
Distribution (12b-1) fees                                       None                None
Other expenses*                                                 X.XX                X.XX
Total annual operating expenses                                 X.XX                X.XX
Expense reduction                                              (X.XX)              (X.XX)
Net operating expenses**                                        X.XX                X.XX

* Based on estimated expenses for the current fiscal year.

**Guaranteed by Schwab and the investment adviser through _________ (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

                           1 year            3 years
Investor Shares            $XX               $XXX
Select Shares              $XX               $XXX

(Page 5)

FUND MANAGEMENT

The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than __ million shareholder accounts. (All figures on this page are as of XX/31/03.)

As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund of X.XX% of average daily net assets.

Geri Hom, a vice president and senior portfolio manager of the investment adviser, is responsible for the overall management of the fund. Prior to joining the firm in March 1995, she worked for nearly 15 years in equity index management

Larry Mano, a director and portfolio manager of the investment adviser, co-manages the fund. Prior to joining the firm in November 1998, he worked for 20 years in equity index management.

Kimon Daifotis, CFA, a vice president and senior portfolio manager of the investment adviser, is responsible for the management of the convertible securities' portion of the fund. Prior to joining the firm in September 1997, he worked for more than 18 years in research and asset management.

[Friendly Voice] The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $___ billion under management.

(Page 6)

INVESTING IN THE FUND

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

(Page 7)

BUYING SHARES

Shares of the fund may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

Schwab is seeking investors for the fund during an initial offering period. As of the date of this prospectus, Schwab anticipates that this period will begin on xx/xx/03 and end on xx/xx/03, although the period may be extended or otherwise changed. Payment for shares of the fund will not be accepted until the completion of the initial offering period. Orders received after the initial offering period will be executed at the next share price calculated for the fund. The fee payable to Schwab for orders placed in person or through a telephone representative will be waived by Schwab during the initial offering period.

Step 1
Choose a share class. Your choice may depend on the amount of your investment. The minimums shown below are for each share class.

                                MINIMUM
                                INITIAL          MINIMUM ADDITIONAL
 SHARE CLASS                   INVESTMENT            INVESTMENTS              MINIMUM BALANCE
---------------------------------------------------------------------------------------------
INVESTOR
SHARES

---------------------------------------------------------------------------------------------

SELECT SHARES(R)

Step 2
Choose an option for fund distributions. The three options are described below. If you don't indicate a choice, you will receive the first option.

Option                     Features
Reinvestment               All dividends and capital gain distributions are
                           invested automatically in shares of the fund.

Cash/reinvestment mix      You receive payment for dividends, while any capital
                           gain distributions are invested in shares of the fund.

Cash You receive payment for all dividends and capital gain distributions.

Step 3
Place your order. Use any of the methods described at right. Make checks payable to Charles Schwab & Co., Inc. Orders placed in-person or through a telephone representative are subject to a service fee, payable to Schwab.

[Side Bar]  SCHWAB ACCOUNTS

Some Schwab account features can work in tandem with features offered by the fund.

For example, when you sell shares in the fund, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.

(Page 8)

Selling/exchanging shares

When selling or exchanging shares, please be aware of the following policies:

-    The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

Methods for placing direct orders

Internet
www.schwab.com

Schwab by phone TM1
Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 800-345-2550).

Telebroker(R)
Automated touch-tone phone service at 1-800-272-4922.

SchwabLink(R)
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-647-5465.

Mail
Write to SchwabFunds at:
P.O. Box 3812, Englewood, CO 80155-3812.

In person 1

Visit the nearest Charles Schwab branch office.

You are automatically entitled to initiate transactions by the Internet or telephone. The fund and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

[Side Bar]  When placing orders

With every order to buy, sell or exchange shares, you will need to include the following information:

-    Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

-    When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

(Page 9)

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The fund calculates its share price each business day after the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order prior to the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your investment provider. However, some investment providers may arrange with the fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.

In valuing its securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, or the adviser deems them unreliable, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

1      Orders placed in-person or through a telephone representative are subject to a service fee, payable to Schwab.

THE FUND RESERVES CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED AT RIGHT.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively impact its operations, and orders that appear to be associated with short-term trading activities.

-    To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

-    To withdraw or suspend any part of the offering made by this prospectus.

(Page 10)

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS THE FUND EARNS. Every year, the fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. Distributions of net investment income typically are paid at the end of every calendar quarter, while capital gains typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another SchwabFund is treated the same as a sale. An exchange between classes within the fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

[Side Bar]  More on distributions

If you are investing through a taxable account and purchase shares of the fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

(Page 11, Notes)

(Inside back cover, Notes)

(Back Cover)

Schwab
Equity Income Fund


Prospectus
___________, 2003                                        Charles Schwab (logo)

To learn more

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.




SEC File Number
Schwab Equity Income Fund               811-7704

Securities and Exchange Commission
Washington, D.C.  20549-0102
1-202-942-8090 (Public Reference Section)
WWW.SEC.GOV
PUBLICINFO@SEC.GOV

SchwabFunds
P.O. Box 3812,
Englewood, CO 80155-3812
1-800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS


REGXXXXFLT-XX

                      STATEMENT OF ADDITIONAL INFORMATION

                            SCHWAB EQUITY INCOME FUND
                                 _________, 2003

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated ______, 2003 (as amended from time to time).

To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 1-800-435-4000 or write to the fund at P.O. Box 3812, Englewood, Colorado 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The fund is a series of Schwab Capital Trust (the Trust).

                                TABLE OF CONTENTS

                                                                                                   Page
                                                                                                   ----
INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND LIMITATIONS..........................................
MANAGEMENT OF THE FUND...........................................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................
BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................
DESCRIPTION OF THE TRUST.........................................................................
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS
AND PRICING OF SHARES............................................................................
TAXATION.........................................................................................
CALCULATION OF PERFORMANCE DATA..................................................................

             INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVE

THE SCHWAB EQUITY INCOME FUND seeks current long-term capital growth and dividend income.

The fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund.

The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. The fund will invest in securities or engage in techniques that are intended to help achieve its investment objective. There is no guarantee the fund will achieve its objective.

                         INVESTMENT STRATEGIES AND RISKS

Under normal circumstances the fund will invest at least 80% of its net assets in equity securities that offer potential for current income. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

The fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. The fund intends to use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. The fund will pay a fee to the bank for using the lines.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. The fund will not concentrate its investments in a particular industry or group of industries, unless the S&P 500 Index is so concentrated.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

Depositary Receipts also include securities issued by a trust representing an undivided beneficial ownership interest in the assets of the trust, usually common stocks of a group of companies. The trust generally holds the deposited common stocks for the benefit of the holders of the depositary receipts. Issuers generally are not registered as investment companies under the Investment Company Act of 1940 (the 1940 Act). The trustee of a trust is typically limited to performing only administrative and ministerial duties, for which it is paid out of trust assets. The risks of investing in depositary receipts generally reflect the risks of the securities held in the trust. The acquisition and disposal of some depositary receipts is limited to round-lots or round-lot multiples. Depositary receipts may trade in the secondary market at prices lower than the aggregate value of the corresponding underlying securities. In such cases, some depositary receipts enable the holders to realize the underlying value of the securities by canceling the receipt and receiving a corresponding amount of underlying securities, which requires the payment of fees and expenses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund.

EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, EDRs, and interests in real estate investment trusts, (for more information on real estate investment trusts, "REITs", see page 10). The fund may invest up to 20% of its assets in preferred stocks and convertible securities. Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer's earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred stocks represent an equity or ownership interest in an issuer and do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay specified dividends. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investment would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, the fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate and have lower ratings from ratings organizations than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stocks becomes more valuable.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. Convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and the fund's ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer's creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company's liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign securities in which the fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors.

Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission
(CFTC) licenses and regulates on foreign exchanges.

The fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, the fund may purchase futures contracts. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. The fund may enter into futures contracts for these or other reasons.

When buying or selling futures contracts, the fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as "marking-to-market." The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. The fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, the fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.

While the fund may purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (i.e., brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the fund seeks to close out a futures position. If the fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If the fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery of, and incur extra transaction costs buying or selling, the underlying securities. The fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING. The fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex ("SchwabFunds(R)"). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

The fund must keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, the fund may invest in money market securities.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the fund will be covered, which means that the fund will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options the fund writes will be covered, which means that the fund will earmark or segregate cash, U.S. government securities or other liquid debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

The fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. The fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

Although the fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If the fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission changes its position, the fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by the fund and the prices of the options, possible lack of a liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.

The fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.

REAL ESTATE INVESTMENT TRUSTS (REITS) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of the Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than--and at times will perform differently from--large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short
- from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. The fund may engage in security lending arrangements with the primary objective of increasing its income. For example, the fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities.

The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis, (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange, and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds and unit investment trusts are traded on exchanges.

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

The fund may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. The fund intends to vote any investment company proxies in accordance with instructions received, or in the same proportion as the vote of all other shareholders. The fund may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the fund an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds the fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when the fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Under the terms of the exemptive order, the fund and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.

TEMPORARY DEFENSIVE INVESTMENTS. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

1) The fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2) The fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) The fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4) The fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5) The fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6) The fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7) The fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE OR BELOW POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act restricts the fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the fund's investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Lending. Under the 1940 Act, the fund may only make loans if expressly permitted by its investment policies.

Real Estate. The 1940 Act does not directly restrict the fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund's Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by the fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves the fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

3)       Invest more than 15% of its net assets in illiquid securities.

4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the fund may purchase securities to the extent that the S&P 500(R) is also so concentrated).

6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

8) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUND

The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met 6 times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the fund's investment adviser and distributor.

This information is provided as of __/__/__. Each of the officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios (the "fund complex"), which as of __/__/__, included __ funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.

Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

                                               TERM OF
                                                OFFICE                   PRINCIPAL
                                                 AND                    OCCUPATIONS
     NAME AND               POSITION(S)         LENGTH                   DURING THE
     DATE OF                 WITH THE          OF TIME                   PAST FIVE                              OTHER
      BIRTH                    TRUST          SERVED(1)                    YEARS                            DIRECTORSHIPS
                                          INDEPENDENT TRUSTEES

DONALD F. DORWARD             Trustee     Trustee of            Chief Executive Officer,
September 23, 1931                        Schwab                Dorward & Associates
                                          Capital Trust         (corporate management,
                                          since 1993.           marketing and
                                                                communications consulting
                                                                firm). From 1996 to 1999,
                                                                Executive Vice President
                                                                and Managing Director,
                                                                Grey Advertising.

ROBERT G. HOLMES              Trustee     Trustee of            Chairman, Chief Executive
May 15, 1931                              Schwab                Officer and Director,
                                          Capital Trust         Semloh Financial, Inc.
                                          since 1993.           (international financial
                                                                services and investment
                                                                advisory firm).

DONALD R. STEPHENS            Trustee     Trustee of            Managing Partner, D.R.
June 28, 1938                             Schwab                Stephens & Company
                                          Capital Trust         (investments). Prior to
                                          since 1993.           1996, Chairman and Chief
                                                                Executive Officer of North

---------------------
(1) Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

                                                                American Trust (real
                                                                estate investment trust).

MICHAEL W. WILSEY             Trustee     Trustee of            Chairman and Chief
August 18, 1943                           Schwab                Executive Officer, Wilsey
                                          Capital Trust         Bennett, Inc. (truck and
                                          since 1993.           air transportation, real
                                                                estate investment and
                                                                management, and
                                                                investments).

MARIANN BYERWALTER            Trustee     Trustee of            Chairman of JDN Corporate        Ms. Byerwalter also is on the
August 13, 1960                           Schwab                Advisory LLC. From 1996 to       Board of Trustees of Stanford
                                          Capital Trust         2001, Ms. Byerwalter was         University, America First
                                          since 2000.           the Vice President for           Companies, Omaha, NE (venture
                                                                Business Affairs and Chief       capital/fund management), Redwood
                                                                Financial Officer of             Trust, Inc. (mortgage finance),
                                                                Stanford University and,         Stanford Hospitals and Clinics,
                                                                in 2001, Special Advisor         SRI International (research), PMI
                                                                to the President of              Group, Inc. (mortgage insurance)
                                                                Stanford University.(2)          and Lucile Packard Children's
                                                                                                 Hospital; Director until 2002,
                                                                                                 LookSmart, Ltd. (an Internet
                                                                                                 infrastructure company).

WILLIAM A. HASLER             Trustee     Trustee of            Co-Chief Executive               Mr. Hasler also is on the Board
November 22, 1941                         Schwab                Officer, Aphton                  of Directors of Solectron
                                          Capital Trust         Corporation
                                          since 2000.           (bio-

---------------------
(2) Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

                                                                pharmaceuticals) Prior to        Corporation (manufacturing),
                                                                August 1998, Mr. Hasler          Tenera, Inc. (services and
                                                                was Dean of the Haas             software), Airlease Ltd.
                                                                School of Business at the        (aircraft leasing), Mission West
                                                                University of California,        Properties (commercial real
                                                                Berkeley (higher                 estate) and Digital Microwave
                                                                education).                      Corporation (a network equipment
                                                                                                 corporation).

GERALD B. SMITH              Trustee      Trustee of            Since 1990, Chairman and         Mr. Smith is also on the Board of
September 28, 1950                        Schwab                Chief Executive Officer          Directors of Rorento N.V.
                                          Capital Trust         and founder of Smith             (investments - Netherlands) and
                                          since 2000.           Graham & Co. (investment         Cooper Industries (electrical
                                                                advisors).                       products, tools and hardware),
                                                                                                 and is a member of the audit
                                                                                                 committee of Northern Border
                                                                                                 Partners, L.P. (energy); Director
                                                                                                 until 2002, Pennzoil Quaker State
                                                                                                 Company (oil and gas).

                                                  INTERESTED TRUSTEES

CHARLES R. SCHWAB(3)         Chairman     Chairman and          Chairman, Co-Chief               Director, U.S. Trust Corporation,
July 29, 1937                and Trustee  Trustee of            Executive Officer and            United States Trust Company of
                                          Schwab                Director, The Charles            New York, The Gap, Inc. (a
                                          Capital Trust         Schwab Corporation; Chief        clothing retailer), Siebel
                                          since 1993.           Executive Officer and            Systems (a software company) and
                                                                Director, Schwab Holdings,       Xign, Inc. (a developer of
                                                                Inc.; Chairman and               electronic payment systems);
                                                                Director, Charles                Trustee,

---------------------
(3) In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                                Schwab & Co., Inc.,              Board of Trustees of Stanford
                                                                Charles Schwab Investment        University, since 1993; Director
                                                                Management, Inc.;                until January 1999, Schwab
                                                                Chairman, Charles Schwab         Retirement Plan Services, Inc.,
                                                                Holdings (UK); Chairman          Mayer & Schweitzer, Inc. (a
                                                                and Chief Executive              securities brokerage subsidiary
                                                                Officer, Schwab (SIS)            of The Charles Schwab
                                                                Holdings, Inc. I, Schwab         Corporation), Performance
                                                                International Holdings,          Technologies, Inc. (technology
                                                                Inc.                             company), TrustMark, Inc.;
                                                                                                 Director until July 2001, The
                                                                                                 Charles Schwab Trust Company;
                                                                                                 Director until March 2002,
                                                                                                 Audiobase, Inc. (full-service
                                                                                                 audio solutions for the
                                                                                                 Internet); Director until May
                                                                                                 2002, Vodaphone AirTouch PLC (a
                                                                                                 telecommunications company).

JOHN PHILIP COGHLAN          Trustee      Trustee of            Vice Chairman and                Director, Performance
May 6, 1951                               Schwab                Executive Vice President,        Technologies, Inc., (technology
                                          Capital Trust         The Charles Schwab               company); Director, Charles
                                          since 2000.           Corporation; Vice Chairman       Schwab Asset Management (Ireland)
                                                                and President - Retail,          Ltd. and Charles Schwab Worldwide
                                                                Charles Schwab & Co.,            Funds PLC until March 2002.
                                                                Inc.; Director, Charles
                                                                Schwab Investment
                                                                Management, Inc.;
                                                                President, Chief Executive
                                                                Officer and Director, The

                                                                Charles Schwab Trust
                                                                Company; Chairman and
                                                                Director, Schwab
                                                                Retirement Plan Services,
                                                                Inc., Schwab Retirement
                                                                Technologies, Inc.
                                                                (formerly TrustMark,
                                                                Inc.). Prior to July 2002,
                                                                Mr. Coghlan was Vice
                                                                Chairman and Enterprise
                                                                President, Retirement Plan
                                                                Services and Services for
                                                                Investment Managers,
                                                                Charles Schwab & Co., Inc.

JEFFREY M. LYONS(3)          Trustee      Trustee of            Executive Vice President,
February 22, 1955                         Schwab                Asset Management Products
                                          Capital Trust         & Services since September
                                          since 2002.           2001, Charles Schwab &
                                                                Co., Inc. Prior to
                                                                September 2001, Mr. Lyons
                                                                was Executive Vice
                                                                President, Mutual Funds,
                                                                Charles Schwab & Co., Inc.

                                                OFFICERS

RANDALL W. MERK              President    Officer of Schwab     President and Chief
July 25, 1954                and Chief    Capital Trust         Executive Officer, Charles
                             Executive    since 2002.           Schwab
                             Officer

---------------------
(3) In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                                Investment Management,
                                                                Inc. and Executive Vice
                                                                President, Charles Schwab
                                                                & Co., Inc. Prior to
                                                                September 2002, Mr. Merk
                                                                was President and Chief
                                                                Investment Officer,
                                                                American Century
                                                                Investment Management, and
                                                                Director, American Century
                                                                Companies, Inc. (June 2001
                                                                to August 2002); Chief
                                                                Investment Officer, Fixed
                                                                Income, American Century
                                                                Companies, Inc. (January
                                                                1997 to June 2001).

TAI-CHIN TUNG                Treasurer    Officer of Schwab     Senior Vice President and        Director, Charles Schwab Asset
March 7, 1951                and          Capital Trust         Chief Financial Officer,         Management (Ireland) Limited and
                             Principal    since 1996.           Charles Schwab Investment        Charles Schwab Worldwide Funds
                             Financial                          Management, Inc.; Vice           PLC.
                             Officer.                           President, The Charles
                                                                Schwab Trust Company.

STEPHEN B. WARD              Senior       Officer of Schwab     Director, Senior Vice
April 5, 1955                Vice         Capital Trust         President and Chief
                             President    since 1991.           Investment Officer,
                             and Chief                          Charles Schwab
                             Investment
                             Officer.

                                                                Investment Management,
                                                                Inc.; Chief Investment
                                                                Officer, The Charles
                                                                Schwab Trust Company.

KOJI E. FELTON               Secretary    Officer of            Senior Vice President,
March 13, 1961                            Schwab Capital        Chief Counsel and
                                          Trust since 1998.     Assistant Corporate
                                                                Secretary, Charles Schwab
                                                                Investment Management,
                                                                Inc. Prior to June 1998,
                                                                Mr. Felton was a Branch
                                                                Chief in Enforcement at
                                                                the U.S. Securities and
                                                                Exchange Commission in San
                                                                Francisco.

The continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the independent trustees), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement between the Trust and CSIM (the "Agreement") with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the independent trustees receive advice from counsel to the independent trustees.

At the ____ meeting, the trustees, including a majority of independent trustees, approved the Agreement based on consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the Agreement; (2) the funds' expenses under the Agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.

First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.

Second, with respect to the funds' expenses under the Agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to a funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The trustees also considered information about average expense ratios of comparable mutual funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the trustees considered both risk and shareholder risk expectations for a given fund.

Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.

In its deliberation, the trustees did not identify any particular information that was all-important or controlling. Based on the trustees' deliberation and its evaluation of the information described above, the Board, including all of the independent trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

At the ___, 2003 meeting, the trustees including all of the independent trustees, unanimously approved amending the Agreement to include the Equity Income Fund concluding that the compensation under the Agreement is fair and reasonable in light of the services and expenses. The trustees approval was based on consideration and evaluation of (i) materials received for the ______ meeting, which were similar to those outlined above; (ii) updated information requested specifically for the 2003 meeting regarding the nature and quality of services to be provided to the fund under the Agreement, the proposed level of the fund's expenses under the Agreement and how those expenses compared to other comparable mutual funds and the expected profitability of CSIM, and its affiliates, including Schwab, with respect to the fund; and (iii) such other matters as the trustees considered to be relevant in the exercise of their reasonable judgment. In its deliberation, the trustees did not identify any particular information that was all important or controlling.

                               TRUSTEE COMMITTEES

The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.

The trust has a Nominating Committee that is comprised of all of the independent trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.

                              TRUSTEE COMPENSATION

The following table provides estimated trustee compensation information for the fiscal year ended October 31, 2003. Unless otherwise stated, information is for the fund complex.

                            Estimated              Pension or
                            Aggregate         Retirement Benefits            Estimated
                          Compensation        Accrued as Part of        Total Compensation
 Name of Trustee        from the Fund(1)         Fund Expenses         (1)from Fund Complex
-------------------------------------------------------------------------------------------
Charles R. Schwab              0                      N/A                       0

John Philip Coghlan            0                      N/A                       0

Jeffrey M. Lyons               0                      N/A                       0

Mariann Byerwalter                                    N/A

Donald F. Dorward                                     N/A

William A. Hasler                                     N/A

Robert G. Holmes                                      N/A

Gerald B. Smith                                       N/A

Donald R. Stephens                                    N/A

Michael W. Wilsey                                     N/A

                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE

The following table provides information as of December 31, 2002, with respect to a dollar range of securities beneficially owned by each trustee.

---------------------
(1) Estimated compensation for the fiscal year ending ___.

(1) Unless otherwise stated, information is estimated for the fund complex for the fiscal year ending ____. The fund complex, as of _____, included __ funds.

                                             Dollar Range of Trustee          Aggregate Dollar Range Of
     Name of                                  Ownership of Equity              Trustee Ownership In the
     Trustee                                 Securities in the Fund                  Fund Complex
Charles R. Schwab                                    None                           Over $100,000

John Philip Coghlan                                  None                           Over $100,000

Jeffrey M. Lyons                                     None                           Over $100,000

Mariann Byerwalter                                   None                          $10,001-$50,000

Donald F. Dorward                                    None                           Over $100,000

William A. Hasler                                    None                          $50,001-$100,000

Robert G. Holmes                                     None                           Over $100,000

Gerald B. Smith                                      None                           Over $100,000

Donald R. Stephens                                   None                           Over $100,000

Michael W. Wilsey                                    None                           Over $100,000

                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the Independent Trustees have elected to participate in this plan.

                                 CODE OF ETHICS

The fund, its investment adviser and Schwab have adopted a Code of Ethics (Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the fund or the investment adviser or the directors or officers of Schwab to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of ________, 2003, the officers and trustees of the trust, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of any class of the fund.

As of ________, 2003, no person or entity owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of the fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of ____% of the fund's average daily net assets.

The investment adviser and Schwab have contractually guaranteed that, through at least __________, the total fund annual operating expenses (excluding interest, taxes and certain non-routine expenses) will not exceed, respectively, ___% and ___% of the average daily net assets of the Investor Shares and Select Shares. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

                                   DISTRIBUTOR

Pursuant to a distribution agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the distribution agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with the fund, Schwab is entitled to receive an annual fee, payable monthly by each class of shares, in the amount of ___% of the Select Shares' average daily net assets and ___% of the Investor Shares' average daily net assets.

For the services performed as shareholder services agent under its contract with each share class of each fund, Schwab is entitled to receive an annual fee, payable monthly from each share class of each fund, in the amount of ____% of Investor Shares' and ____% of Select Shares'(R) average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

______________________________, serves as custodian for the fund.
______________________________, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The fund accountant maintains all books and records related to the fund's transactions.

                             INDEPENDENT ACCOUNTANTS

The fund's independent accountants, ___________________________, audit and report on the annual financial statements of the fund and review certain regulatory reports and the fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is
______________________________

                                 OTHER SERVICES

Schwab provides the investment adviser with quantitative analyses of the relative attractiveness of stocks in which the fund might invest. The fund is designed to harness the power of the Schwab Equity Model Development team's proprietary equity ratings approach, which evaluates stocks on the basis of a wide variety of investment criteria from four broad categories: fundamentals, valuation, momentum and risk. The Schwab Equity Ratings are designed to identify stocks that will outperform, or underperform, the market as a whole. The fund's portfolio managers use specialized software to construct the portfolio and manage overall risk. Pursuant to an agreement between the investment adviser and Schwab, the investment adviser pays Schwab a fixed annual fee for these services.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, the fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.

The fund's portfolio turnover rates will appear in the financial highlights table in a future version of the prospectus.

The turnover rate for the fund is largely driven by the quantitative techniques and risk management model used to help the fund construct its investment portfolio.

                             PORTFOLIO TRANSACTIONS

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and brokerage commissions.

The investment adviser seeks to obtain the best execution in effecting executing the portfolio Funds' securities transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions, making this determination. Such factors may include, without limitation, the following: price paid for securities execution price; brokerage commission or dealer spread; size or type of the transaction(including applicable brokerage commission or dealer spread); nature or character of the markets; clearance, or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading and block positioning capabilities; willingness to execute related or unrelated difficult transactions in the future; and order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.. Information so received by the investment adviser will be in addition to, and not in lieu of, the services required to be performed by the investment adviser under the Advisory Agreement. Any advisory or other fees paid to the investment adviser are not reduced as a result of the receipt of research services. The investment adviser may pay a higher commission or spread than otherwise obtainable from other brokers or dealers in return for such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.

The investment adviser may place orders directly with market makers or with electronic communications networks or other alternative trading systems, third market brokers such as Instinet, which is a computer subscriber service, or brokers on an agency basis. Placing orders with electronic communications networks or other alternative trading systems, third market brokers may enable the funds to trade directly with other institutional holders. on a net basis. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                            DESCRIPTION OF THE TRUST

The fund is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund. The fund's minimum initial investment and minimum additional investment are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings, graduation gifts or charitable giving funds.

The fund may hold special shareholder meetings, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

  PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES

                   PURCHASING AND REDEEMING SHARES OF THE FUND

The fund is open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2003:
New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by the fund's transfer agent prior to the close of the NYSE's trading session will be executed that day at the fund's share price calculated that day. On any day that the NYSE closes early, the fund reserves the right to advance the time by which purchase, redemption and exchanges orders must be received by the fund's transfer agent that day in order to be executed that day at that day's share price.

As long as the fund or Schwab follows reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

The fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the fund and increase its expenses, the fund reserves the right to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.

Shares of the fund may be held only through a Schwab account or certain third-party investment providers that have an arrangement with Schwab. If you close your Schwab account, your fund shares may be redeemed unless you first transfer them to such a third-party investment provider.

                          EXCHANGING SHARES OF THE FUND

Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to SchwabFunds that are bought and sold through third-party investment providers and the exchange privilege between SchwabFunds may not be available through third-party investment providers.

The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing the fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call the fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES

Each business day, the fund calculates its share price, or NAV, "as of the close of the NYSE." This means that NAVs are calculated using the values of the fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.

The fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if no sales that day, at the mean between the bid and ask prices. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and its shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the fund, dividend distributions the fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by the fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and ten years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, the fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

For average "after-tax" total return, the SEC rules mandate several assumptions, including that the highest historical individual federal marginal income tax rates at the time of reinvestment be used, and that the calculations do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation, and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. These returns are not relevant to certain tax-deferred investors.

If the sale of shares results in a loss, it is assumed that the shareholder has sufficient capital gains to offset the capital loss. As a result, returns after taxes on distributions and sale of fund shares may exceed returns after taxes on distributions (but before sale of fund shares).

As of the date of this SAI, the fund has not commenced operations.

The fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This percentage may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year end.

The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST

Item 23.     Exhibits.

(a)      Articles of                Agreement and Declaration of Trust, dated
         Incorporation              May 6, 1993 is incorporated by reference to
                                    Exhibit 1, File No. 811-7704, of
                                    Post-Effective Amendment No. 21 to
                                    Registrant's Registration on Form N-1A,
                                    electronically filed on December 17, 1997.

(b)      By-Laws                    Amended and Restated Bylaws are incorporated
                                    by reference to Exhibit 2, File No.
                                    811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on February
                                    27, 1996.

(c)      Instruments       (i)      Article III, Section 5, Article V, Article
         Defining rights of         VI, Article VIII, Section 4 and Article IX,
         Security                   Sections 1, 5 and 7 of the Agreement and
                                    Declaration of Trust, Holders dated May 6,
                                    1993, referenced in Exhibit (a) above, are incorporated herein by reference to Exhibit
                                    1, File No. 811-7704, to Post-Effective
                                    Amendment No. 21 of Registrant's
                                    Registration Statement on Form N-1A
                                    electronically filed on December 17, 1997.

                           (ii) Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

(d)      Investment        (i)      Investment Advisory and Administration
         Advisory                   Agreement between Registrant and Charles
         Contracts                  Schwab Investment Management, Inc. (the
                                    "Investment Adviser"), dated June 15, 1994, is incorporated herein by reference to
                                    Exhibit 5(a), File No. 811-7704, of
                                    Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 17, 1997.

                           (ii) Forms of Amended Schedules A and B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, referenced in Exhibit
                                    (d)(i) above, are incorporated herein by reference to Exhibit (d)(iii), File No. 811-7704 of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (iii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and American Century Investment Management, Inc. is incorporated herein by reference to Exhibit (d)(iii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

Part C

                           (iv) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Aronson+Johnson+Ortiz, LP (formerly, Aronson + Partners) is incorporated herein by reference to Exhibit
                                    (d)(iii), File No. 811-7704 of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A electronically filed on May 30, 2002.

                           (v) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Artisan Partners Limited Partnership is incorporated herein by reference to Exhibit (d)(iv), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (vi) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Berger LLC is incorporated herein by reference to Exhibit
                                    (d)(v), File No. 811-7704 of Post-Effective
                                    Amendment No. 48 to Registrant's
                                    Registration Statement on Form N-1A
                                    electronically filed on May 30, 2002.

                           (vii) Investment Sub-Advisory Agreement between Berger and Perkins, Wolf, McDonnell & Company is incorporated herein by reference to Exhibit (d)(vi), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (viii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Eagle Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(vii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (ix) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Harris Associates LP is incorporated herein by reference to Exhibit
                                    (d)(viii), File No. 811-7704 of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A electronically filed on May 30, 2002.

                           (x) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Pacific Investment Management Company LLC is incorporated herein by reference to Exhibit (d)(ix), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

Part C

                           (xi) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Royce & Associates, LLC is incorporated herein by reference to Exhibit (d)(xii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TCW Investment Management Company is incorporated herein by reference to Exhibit (d)(xiii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xiii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Thornburg Investment Management Inc. is incorporated herein by reference to Exhibit (d)(xiv), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xiv) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Tocqueville Asset Management, L.P. incorporated herein by reference to Exhibit (d)(xv), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xv) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Veredus Asset Management LLC is incorporated herein by reference to Exhibit (d)(xvi), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xvi) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and William Blair & Company, L.L.C. is incorporated herein by reference to Exhibit (d)(xvii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xvii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Janus Capital Management LLC, is incorporated herein by reference as Exhibit (d)(xviii), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Statement of Form N-1A electronically filed on February 28, 2003.

Part C

                           (xviii) Form of Sub-Management Agreement between Janus Capital Management LLC, and Perkins, Wolf, McDonnell & Company is incorporated herein by reference as Exhibit (d)(xix), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Statement of Form N-1A electronically filed on February 28, 2003

(e)      Underwriting      (i)      Distribution Agreement between Registrant
         Contracts                  and Charles Schwab & Co., Inc. ("Schwab"),
                                    dated July 21, 1993, is incorporated herein by reference to Exhibit 6(a), File No.
                                    811-7704, of Post-Effective Amendment No.
                                    21 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on December
                                    17, 1997.

                           (ii)     Form of Amended Schedule A to the
                                    Distribution Agreement between Registrant and Schwab, referenced at Exhibit (e)(i) above, is incorporated herein by reference to Exhibit (e)(iii), File No. 811-7704 of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

(f)      Bonus or Profit            Inapplicable
         Sharing Contracts

(g)      Custodian         (i)      Accounting Services Agreement between
         Agreements                 Registrant and SEI Investments, dated April
                                    1, 1998, is incorporated herein by reference to Exhibit 8(d), File No. 811-7704, of
                                    Post-Effective Amendment No. 26 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on August 14, 1998.

                           (ii) Amended Schedule A to the Accounting Services Agreement referenced at Exhibit
                                    (g)(i) above, is incorporated herein by
                                    reference to Exhibit (g)(vi), File No.
                                    811-7704, of Post Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, electronically filed on September 14, 1999.

                           (iii) Transfer Agency Agreement between Registrant and Schwab, dated July 21, 1993, is incorporated herein by reference to Exhibit 8(j), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                           (iv) Forms of Amended Schedules A and C to the Transfer Agency Agreement referenced at Exhibit (g)(xii) above, are incorporated herein by reference to Exhibit (g)(xii), File No. 811-7704 of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

Part C

                           (v) Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to
                                    Exhibit 8(l), File No. 811-7704, of
                                    Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 17, 1997.

                           (vi) Forms of Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab referenced at Exhibit
                                    (g)(v) above, are incorporated herein by reference to Exhibit (g)(xvi), File No. 811-7704 of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (vii)    Custodian Agreement by and between
                                    Registrant and Brown Brothers Harriman & Co.
                                    dated October 28, 1999, is incorporated
                                    herein by reference to Exhibit (g)(xix), File No. 811-7704, of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A, electronically filed on May 12, 2000.

                           (viii) Custodian Services Agreement between the Registrant and PFPC Trust Company on behalf of Schwab S&P 500 Fund, Schwab Core Equity Fund, Schwab Institutional Select S&P 500 Fund, Schwab Institutional Select Large-Cap Value Index Fund, Schwab Institutional Select Small-Cap Value Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged Equity Fund, is incorporated herein by reference as Exhibit (g)(xv) to File No. 811-7704, of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (ix) Accounting Services Agreement between Registrant, on behalf of Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged Equity Fund, is incorporated herein by reference as Exhibit (g)(xxiv) to File No. 811-7704, of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (x) Rule 17f-5 and 17f-7 Services Agreement between Registrant and PFPC Trust Company dated May 22, 2002, is incorporated herein by reference as Exhibit (g)(xxv) to File No. 811-7704, of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, electronically filed on August 6, 2002.

Part C

(h)      Other Material             License Agreement between Schwab Capital
         Contracts                  Trust and Standard & Poor's is incorporated
                                    herein by reference to Exhibit (h), File No.
                                    811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on February
                                    26, 1999.


(i)      Legal Opinion              Inapplicable.


(j)      Other Opinions             Inapplicable.

(k)      Omitted Financial          Inapplicable.
         Statements

(l)      Initial Capital   (i)      Purchase Agreement for the Schwab
         Agreement                  International Index Fund(R), dated June 17,
                                    1993, is incorporated herein by reference to
                                    Exhibit 13(a), File No. 811-7704, of
                                    Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 17, 1997.

                           (ii) Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October 13, 1993, is incorporated herein by reference to Exhibit 13(b), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                           (iii)    Purchase Agreement for the Schwab
                                    MarketTrack Portfolios - Growth Portfolio,
                                    Balanced Portfolio and Conservative
                                    Portfolio (formerly Schwab Asset
                                    Director(R)- High Growth, Schwab Asset
                                    Director - Balanced Growth, and Schwab Asset
                                    Director - Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c), File No. 811-7704, of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 1996.

                           (iv) Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated herein by reference to Exhibit 13(d), File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                           (v) Purchase Agreement for the Schwab Core Equity Fund(TM)(formerly Schwab Analytics Fund(R)) is incorporated herein by reference to Exhibit 13(e), File No. 811-7704, to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

Part C

                           (vi) Purchase Agreement for Schwab International MarketMasters Fund (formerly Schwab MarketManager International Portfolio and as Schwab OneSource(R)
                                    Portfolios-International) is incorporated herein by reference to Exhibit 13(f), File No. 811-7704, of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                           (vii)    Purchase Agreement for Schwab U.S.
                                    MarketMasters Fund and Schwab Balanced
                                    MarketMasters Fund (formerly Schwab
                                    MarketManager(TM) Growth Portfolio and
                                    Balanced Portfolio and as Schwab OneSource
                                    Portfolios-Growth Allocation and Schwab
                                    OneSource Portfolios-Balanced Allocation) is incorporated herein by reference of Exhibit 13(g), File No. 811-7704, to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A, electronically filed on December 18, 1996.

                           (viii) Purchase Agreement for Schwab Small-Cap MarketMasters Fund (formerly Schwab MarketManager Small Cap Portfolio and as Schwab OneSource(R) Portfolios-Small
                                    Company) is incorporated herein by reference to Exhibit 13(h), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                           (ix) Purchase Agreement for MarketTrack(TM) All Equity Portfolio is incorporated herein by reference to Exhibit 13(i), File No. 811-7704, of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

                           (x) Purchase Agreement for Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund is incorporated herein by reference to Exhibit (l)(x), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                           (xi) Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

                           (xii) Purchase Agreement for Schwab Focus Funds, is incorporated herein by reference to Exhibit (l)(xii), File No. 811-7704, of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A electronically filed on February 26, 2001.

Part C

                           (xiii) Purchase Agreement for Schwab Hedged Equity Fund is incorporated herein by reference as Exhibit (l)(xiii) to File No. 811-7704, of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, electronically filed on August 6, 2002.

                           (xiv) Form of Purchase Agreement for Schwab Small-Cap Equity Fund is incorporated herein by reference to Exhibit (l)(xiii), File No. 811-7704 of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

(m)      Rule 12b-1 Plan            Inapplicable.

(n)      Financial Data    (i)      Inapplicable.
         Schedule

(o)      Rule 18f-3 Plan   (i)      Amended and Restated Multiple Class Plan,
                                    dated April 10, 1997, for Schwab
                                    International Index Fund, Schwab Small-Cap
                                    Index Fund and Schwab S&P 500 Fund is
                                    incorporated herein by reference to Post
                                    Effective Amendment 18, File No. 811-7704, to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on April 14,
                                    1997.

                           (ii) Form of Amended Schedule A to the Amended and Restated Multiple Class Plan and the Amended and Restated Multiple Class Plan, referenced at Exhibit (o)(i) above, for Schwab Small-Cap Equity Fund is incorporated herein by reference to Exhibit (o)(ii), File No. 811-7704 of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

(p)      Power of Attorney (i)      Power of Attorney executed by Mariann
                                    Byerwalter, September 4, 2002, is
                                    incorporated herein by reference as Exhibit
                                    (p)(i), to File No. 811-7704 of
                                    Post-Effective Amendment No. 50 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 28, 2003.

                           (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference as Exhibit (p)(ii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (iii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference as Exhibit (p)(iii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

Part C

                           (iv) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference as Exhibit (p)(iv), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (v) Power of Attorney executed by Jeffrey M. Lyons, September 4, 2002, is incorporated herein by reference as Exhibit (p)(v), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (vi) Power of Attorney executed by John Philip Coghlan, September 4, 2002, is incorporated herein by reference as Exhibit (p)(vi), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (vii) Power of Attorney executed by Donald F. Dorward, September 4, 2002, is incorporated herein by reference as Exhibit (p)(vii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (viii) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference as Exhibit (p)(viii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (ix) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference as Exhibit (p)(ix), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (x) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference as Exhibit (p)(x), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (xi) Power of Attorney executed by Randall W. Merk, September 4, 2002, is incorporated herein by reference as Exhibit (p)(xi), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference as Exhibit (p)(xii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

Part C

(q)      Code of Ethics    (i)      Code of Ethics adopted by Registrant,
                                    Charles Schwab Investment Management Inc.
                                    and Charles Schwab & Co., Inc. is
                                    incorporated herein by reference as Exhibit
                                    (q)(i), to File No. 811-7704 of
                                    Post-Effective Amendment No. 50 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 28, 2003.

                           (ii) Sub-Advisor Code of Ethics adopted by American Century Investment Management, Inc. is incorporated herein by reference to Exhibit (q)(ii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (iii) Sub-Advisor Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (formerly, Aronson + Partners) is incorporated herein by reference to Exhibit (q)(iii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (iv) Sub-Advisor Code of Ethics adopted by Artisan Partners Limited Partnership is incorporated herein by reference to Exhibit
                                    (q)(iv), File No. 811-7704, of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on May 30, 2002.

                           (v) Sub-Advisor Code of Ethics adopted by Berger LLC is incorporated herein by reference to Exhibit (q)(v), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (vi) Sub-Advisor Code of Ethics adopted by Eagle Asset Management, Inc. is incorporated herein by reference to Exhibit (q)(vi), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (vii) Sub-Advisor Code of Ethics adopted by Harris Associates LP is incorporated herein by reference to Exhibit (q)(vii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (viii) Sub-Advisor Code of Ethics adopted by Pacific Investment Management Company LLC is incorporated herein by reference to Exhibit
                                    (q)(viii), File No. 811-7704, of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on May 30, 2002.

Part C

                           (ix) Sub-Advisor Code of Ethics adopted by Perkins, Wolf, McDonnell & Company is incorporated herein by reference to Exhibit
                                    (q)(ix), File No. 811-7704, of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on May 30, 2002.

                           (x) Sub-Advisor Code of Ethics adopted by Royce & Associates,LLC is incorporated herein by reference to Exhibit (q)(x), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (xi) Sub-Advisor Code of Ethics adopted by TCW Investment Management Company is incorporated herein by reference to Exhibit
                                    (q)(xi), File No. 811-7704, of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on May 30, 2002.

                           (xii) Sub-Advisor Code of Ethics adopted by Thornburg Investment Management, Inc. is incorporated herein by reference to Exhibit
                                    (q)(xii), File No. 811-7704, of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on May 30, 2002.

                           (xiii) Sub-Advisor Code of Ethics adopted by Tocqueville Asset Management, L.P. is incorporated herein by reference to Exhibit
                                    (q)(xiii), File No. 811-7704, of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on May 30, 2002.

                           (xiv) Sub-Advisor Code of Ethics adopted by Veredus Asset Management LLC is incorporated herein by reference to Exhibit (q)(xiv), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (xv) Sub-Advisor Code of Ethics adopted by William Blair Company, L.L.C. is incorporated herein by reference to Exhibit
                                    (q)(xv), File No. 811-7704, of
                                    Post-Effective Amendment No. 48 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on May 30, 2002.

Item 24.     Persons Controlled by or under Common Control with the Fund.

         The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Part C

Item 25.     Indemnification.

         Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Part C

    Name and Position
     with Registrant                            Name of Company                                 Capacity
--------------------------       -----------------------------------------------   ----------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief
Executive Officer and Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 The Gap, Inc.                                     Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director

                                 Stanford University                               Trustee

                                 Audiobase, Inc.                                   Director until March 2002

                                 Vodaphone AirTouch PLC                            Director until May 2002

                                 The Charles Schwab Trust Company                  Director until July 2001

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director


Part C

    Name and Position
     with Registrant                            Name of Company                                 Capacity
--------------------------       -----------------------------------------------   ----------------------------------
                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer, Director

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Investment Management, Inc.        Director until October 2001

John Philip Coghlan              Charles Schwab & Co., Inc.                        Vice Chairman and President -
Trustee                                                                            Retail.  Prior to July 2002, Mr.
                                                                                   Coghlan was Vice Chairman and
                                                                                   Enterprise President - Retirement
                                                                                   Plan Services and Services for
                                                                                   Investment Managers.

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 Charles Schwab Investment Management, Inc.        Director

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Schwab Retirement Technologies, Inc. (formerly    Chairman and Director
                                 TrustMark, Inc.)

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Performance Technologies, Inc.                    Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director until March 2002

                                 Charles Schwab Worldwide Funds PLC                Director until March 2002

Part C

    Name and Position
     with Registrant                            Name of Company                                 Capacity
--------------------------       -----------------------------------------------   ----------------------------------
Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President.  Prior
President and Chief Executive                                                      to September 2002, Mr. Merk was
Officer                                                                            President and Chief Investment
                                                                                   Officer, American Century
                                                                                   Investment Management and
                                                                                   Director, American Century
                                                                                   Companies, Inc. (June 2001 to
                                                                                   August 2002); Chief Investment
                                                                                   Officer, Fixed Income, American
                                                                                   Century Companies, Inc. (January
                                                                                   1997 to June 2001).

                                 Charles Schwab Investment Management, Inc.        President and Chief Executive
                                                                                   Officer

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversite and Corporate
                                                                                   Secretary


Part C

    Name and Position
     with Registrant                            Name of Company                                 Capacity
--------------------------       -----------------------------------------------   ----------------------------------
Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President  -
                                                                                   Business Strategy

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman - Technology and
                                                                                   Administration

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Smaller Portfolio Investors &
                                                                                   Core Initiative

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Information Officer

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Institutional and
                                                                                   International

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Part C

    Name and Position
     with Registrant                            Name of Company                                 Capacity
--------------------------       -----------------------------------------------   ----------------------------------
Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer
                                 The Charles Schwab Trust Company                  Chief Investment Officer

Item 27.     Principal Underwriters.

             (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

             (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

             (c) Not applicable.

Item 28.     Location of Accounts and Records.

             All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Morgan Lewis & Bockius, 1701 Market Street, Philadelphia, PA 19103.

Item 29.     Management Services.

             Not applicable.

Item 30.     Undertakings.

             Not applicable.

Part C

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 53 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 9th day of May, 2003.

                                         SCHWAB CAPITAL TRUST
                                         Registrant

                                         Charles R. Schwab*
                                         ------------------
                                         Charles R. Schwab, Chairman and Trustee

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 9th day of May, 2003.

Signature                              Title

Charles R. Schwab*                     Chairman and Trustee
-------------------
Charles R. Schwab

Randall W. Merk*                       President and Chief Executive Officer
----------------
Randall W. Merk

John Philip Coghlan*                   Trustee
---------------------
John Philip Coghlan

Jeff Lyons*                            Trustee
-----------
Jeff Lyons

Mariann Byerwalter*                    Trustee
------------------------
Mariann Byerwalter

Donald F. Dorward*                     Trustee
-------------------
Donald F. Dorward

William A. Hasler*                     Trustee
----------------------
William A. Hasler

Robert G. Holmes*                      Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                       Trustee
----------------------
Gerald B. Smith

Donald R. Stephens*                    Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                         Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin
     --------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney